Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2015
Registrant Name	TIAA-CREF LIFE FUNDS
Central Index Key	0001068204
Amendment Flag	false
Document Creation Date	Apr. 26, 2016
Document Effective Date	Apr. 29, 2016
Prospectus Date	May 01, 2016